Leases (Tables)	12 Months Ended
Dec. 31, 2020
Description of accounting policy for leases [text block] [Abstract]
Schedule of amounts recognized in the statement of profit and loss
	2020	2019	2018
	£‘000	£‘000	£‘000
Depreciation expense	5,429	506	—
Accretion of interest	652	64	—
Total	6,081	570	—